Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,239,139	$ 38,062,645
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,459,807	4,048,775
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	33,779,332	34,013,870
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	5,012,173	4,019,927
2019 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,331,337	643,344
2019 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	3,680,836	3,376,583
1 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	20,274,052	17,171,126
1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,060,711	2,367,303
1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	18,213,341	14,803,823
5 to 10 years
Disclosure of detailed information about borrowings [line items]
Borrowings	7,563,010	11,511,664
5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	716,446	633,366
5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	6,846,564	10,878,298
>10 years
Disclosure of detailed information about borrowings [line items]
Borrowings	5,389,904	5,359,928
>10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	351,313	404,762
>10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,038,591	4,955,166
Bonds [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,567,598	1,568,034
Bonds [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	25,832,740	25,599,996
Bonds [Member] | 2019 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	571,969	116,693
Bonds [Member] | 2019 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,386,032	1,374,390
Bonds [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	403,996	842,514
Bonds [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	13,873,755	10,605,708
Bonds [Member] | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	358,976	362,446
Bonds [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,574,713	8,664,732
Bonds [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	232,657	246,381
Bonds [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,998,240	4,955,166
Commercial Loan refineria De Cartagena [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		7,352,002
Commercial Loan refineria De Cartagena [Member] | 2019 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		1,116,370
Commercial Loan refineria De Cartagena [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		4,061,541
Commercial Loan refineria De Cartagena [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		2,174,091
Commercial Loan refineria De Cartagena [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Syndicated loans [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,115,874	1,439,590
Syndicated loans [Member] | 2019 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	361,545	406,582
Syndicated loans [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	754,329	1,033,008
Syndicated loans [Member] | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Syndicated loans [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Financial leasing [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,039,303
Financial leasing [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	251,651
Financial leasing [Member] | 2019 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	179,448
Financial leasing [Member] | 2019 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	57,284
Financial leasing [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	559,337
Financial leasing [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	175,962
Financial leasing [Member] | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	235,791
Financial leasing [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	18,405
Financial leasing [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	64,727
Financial leasing [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Commercial loans [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	6,586,538
Commercial loans [Member] | 2019 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,129,117
Commercial loans [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,163,624
Commercial loans [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,253,446
Commercial loans [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	40,351
Loans From Related Parties [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,108,403
Loans From Related Parties [Member] | 2019 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,108,403
Loans From Related Parties [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Loans From Related Parties [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Other [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	737,032	1,041,151
Other [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		1,061,872
Other [Member] | 2019 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	218,375	120,069
Other [Member] | 2019 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		885,823
Other [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	343,049	491,781
Other [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		136,574
Other [Member] | 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	121,679	270,920
Other [Member] | 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		39,475
Other [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 53,929	158,381
Other [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0